4. LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
Note 4. LONG-TERM INVESTMENTS

Equity Method Investment

The Company accounts for its interest in a joint venture with Oyu Tolgoi LLC (“OTLLC”), a company owned 66% by Turquoise Hill Resources Ltd. (formerly Ivanhoe Mines Ltd.) (“Turquoise Hill”) and 34% by the Government of Mongolia (Note 7), as a 20% equity investment. The Company’s share of the loss of the joint venture is $146,051 for the year ended December 31, 2013 (December 31, 2012 - $1,012,156; December 31, 2011 - $2,397,085) plus accrued interest expense of $260,453 for the year ended December 31, 2013 (December 31, 2012 - $229,359; December 31, 2011 - $151,952).